Benefit Plans (Schedule of Pre-tax Amounts Recognized in AOCI) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Qualified Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Prior service credit (cost)	$ 0	$ 0
Net actuarial loss	(1,095)	(1,040)
Net amount recognized	(1,095)	(1,040)
Nonqualified Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Prior service credit (cost)	(1)	(2)
Net actuarial loss	(135)	(131)
Net amount recognized	$ (136)	$ (133)